Report of the directors financial review risk report - Management judgemental adjustments (Details) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) economicScenario	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Number of economic scenarios to calculate ECL | economicScenario	4
Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 5.0		$ 4.9
Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.9		2.9
Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.1		2.0
Modelled ECL (A) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	4.7		4.6
Modelled ECL (A) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.8		2.8
Modelled ECL (A) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	1.9		1.8
Banks, sovereigns, government entities and low-risk counterparties | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets			(0.0)
Banks, sovereigns, government entities and low-risk counterparties | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets
Corporate lending adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Corporate lending adjustments | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Other credit judgements | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Other credit judgements | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Total management judgemental adjustments (B) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2		0.2
Total management judgemental adjustments (B) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Total management judgemental adjustments (B) | Wholesale
Disclosure of financial assets [line items]
Increase in ECL		$ 0.1
Total management judgemental adjustments (B) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Other adjustments (C) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.1
Other adjustments (C) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.0)		(0.0)
Other adjustments (C) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 0.1		$ 0.1